Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	ACMP
Entity Registrant Name	ACCESS MIDSTREAM PARTNERS LP
Entity Central Index Key	0001483096